Essex Environmental Opportunities Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Essex Environmental Opportunities Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Essex Environmental Opportunities Fund		Institutional Class	Investor Class
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		3.94%	3.94%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		4.70%	4.95%
Fee Waiver and/or Expense Reimbursement	[2]	(3.70%)	(3.70%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	[3]	1.00%	1.25%
[1]	AFFE are fees and expenses incurred by the Fund in connection with its investments in other investment companies.
[2]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund's business, do not exceed 0.99% through December 31, 2021. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.
[3]	The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial highlights do not include AFFE and because the fee waiver/expense reimbursement in this fee table is based on the expense cap in effect on November 13, 2018, which was not in effect for the Fund's fiscal year ended August 31, 2018.

Expense Example :

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense reduction/reimbursement described above remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Essex Environmental Opportunities Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	102	318	1,379	4,058
Investor Class	127	397	1,503	4,273

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year, the portfolio turnover rate for the Fund was 23% of the average value of the portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing globally in equity securities of companies that Essex Investment Management Company, LLC (the “Adviser”) believes provide leading clean and new energy technologies, and other solutions that enable sustainability. The Adviser uses its proprietary Global Environmental Opportunities Strategy (GEOS) to identify companies that are pursuing natural resource optimization and are engaged in finding energy efficiency solutions, lessening dependence on fossil fuels and limiting greenhouse gasses. The Fund invests in companies across all market capitalizations.

Under normal circumstances, the Fund invests at least 80% of its net assets in companies identified by the Adviser’s GEOS strategy that are engaged in at least one of the following nine “environmental investment themes”: 1) Agricultural Productivity & Clean Fuels; 2) Clean Technology & Efficiency; 3) Efficient Transport; 4) Environmental Finance; 5) Power Technology; 6) Power Merchants & Generation; 7) Renewable Energy; 8) Low Carbon Commerce; and 9) Water. These themes are described more fully in the “Additional Information About the Fund’s Principal Strategies and Related Risks”.

The Adviser focuses the Fund’s investments in companies that it identifies (using its GEOS strategy) that have strong growth potential. The Adviser actively follows approximately 100 stocks out of a universe of approximately 600 eligible stocks. Eligible stocks have a market capitalization of at least $100 million and generate at least 25% of revenues from one or more of the GEOS “environmental investment themes.” In addition to the Adviser’s environmental assessment, the Adviser ranks the universe of stocks according to a number of factors including but not limited to 1) growth in revenues, earnings and free cash flow; 2) valuation; 3) balance sheet strength; and 4) capital efficiency. The Adviser also attempts to diversify the portfolio across geographies, industries, and environmental themes. The Fund will typically hold 35-45 stocks at any given time.

Equity securities in which the Fund may invest include common stocks and preferred stocks. The Fund may invest in foreign companies either directly or through American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

•	Market Risk. Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations.

•	Growth Style Risk. Growth stocks may trade at a higher multiple of current earnings than other stocks, and the prices of growth stocks may be more sensitive to changes in current and expected earnings than the values of other stocks. Growth stocks may fall out of favor with investors and underperform value stocks during given periods.

•	Management Risk. The Fund is actively-managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

•	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

•	Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

•	Small and Medium Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

•	Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could prevent the Fund from selling a foreign security at an advantageous time or price.

•	Depositary Receipt Risk. ADRs and GDRs are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.

•	Thematic Risk. Because the Adviser’s GEOS criteria exclude securities of certain issuers for non-financial reasons, the Fund may forego some market opportunities available to funds that do not follow the environmental themes inherent in the GEOS strategy. Companies meeting the Fund’s environmental theme guidelines may be out of favor in particular market cycles and perform less well than the market as a whole. Companies meeting the Fund’s environmental theme guidelines may be thinly capitalized, dependent on government subsidies, or engaged in the development of new technologies, such that they may face a greater risk of business failure.

•	Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance
Performance information will be available after the Fund completes a full calendar year of operations.